Note 12 - Subsequent Events (Details) - USD ($)	Dec. 30, 2015	Nov. 30, 2015	Oct. 29, 2015	Sep. 30, 2015	Jan. 05, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock, Shares Authorized			20
Convertible Preferred Stock, Shares Issued upon Conversion			10,000,000
Shares Retired			50,000,000
Notes Payable		$ 39,000			$ 25,000
Salary Increase		$ 1,000
Common Stock, Shares Issued				245,213,750		182,062,173	178,062,173
Michael T. Studer Family Trust
Common Stock, Shares Issued	150,000
Common Stock Issued, Employee Stock Trust	$ 15,000